Stockholders’ Deficit (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Jul. 12, 2023	Dec. 22, 2022	Dec. 31, 2021	Oct. 19, 2021
Stockholders’ Deficit (Details) [Line Items]
Common stock authorized	100,000,000	100,000,000			100,000,000
Common stock shares issued	2,500,000	2,500,000			2,500,000
Common stock shares outstanding	2,500,000	2,500,000			2,500,000
Common stock subject to possible redemption	638,321	1,019,465			10,000,000
Price per share (in Dollars per share)	$ 0.05		$ 0.05
Aggregate payment (in Dollars)				$ 92,009,330
Payment of trust account (in Dollars)		$ 57,810,572
Redemption amounts (in Dollars)		34,198,758
Trust account (in Dollars)		$ 10,578,661
Preferred stock shares authorized	1,000,000	1,000,000			1,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock shares issued
Preferred stock shares outstanding
Exceeds per share (in Dollars per share)	$ 10.73	$ 10.22			$ 9.87
Warrants outstanding						12,850,000
Common stock par value (in Dollars per share)	$ 0.0001	0.0001		$ 0.05	$ 0.0001
Class Of Warrant Or Right Number Of Days After The Completion Of Business Combination From Which Warrants Or Rights Becomes Exercisable	30 days
Share Price Equals Or Exceeds Sixteen Point Fifty USD [Member] | Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Exceeds per share (in Dollars per share)		$ 16.5
VASO CORPORATION [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock authorized	250,000,000	250,000,000			250,000,000
Common stock shares issued	185,627,383	185,435,965			185,435,965
Common stock shares outstanding	175,319,296	175,127,878			175,127,878
Preferred stock shares authorized	1,000,000	1,000,000			1,000,000
Preferred stock par value (in Dollars per share)	$ 0.01	$ 0.01			$ 0.01
Preferred stock shares issued
Preferred stock shares outstanding
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001			$ 0.001
Withholding tax		10.00%
Registered capital rate		50.00%
Statutory reserves (in Dollars)		$ 35,000			$ 35,000
Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Exercised shares				8,980,535
Price per share (in Dollars per share)				$ 10.24
Warrant [Member]
Stockholders’ Deficit (Details) [Line Items]
Exceeds per share (in Dollars per share)	16.5
Public Warrants [Member]
Stockholders’ Deficit (Details) [Line Items]
Price per share (in Dollars per share)	$ 0.01
Initial public offering term	1 year	1 year
Warrant expire term	5 years	5 years
Warrants outstanding	10,000,000	10,000,000			10,000,000